SUBSIDIARY PUBLIC ISSUERS	6 Months Ended
Jun. 30, 2018
Disclosure Text Block [Abstract]
SUBSIDIARY PUBLIC ISSUERS

20. SUBSIDIARY PUBLIC ISSUERS

The following tables provide consolidated summary financial information for Brookfield Renewable, BRP Equity, and Finco:

							Brookfield
	Brookfield	BRP		Holding	Other	Consolidating	Renewable
(MILLIONS)	Renewable(1)	Equity	Finco	Entities(1)(2)	Subsidiaries(1)(3)	adjustments(4)	consolidated
As at June 30, 2018:
Current assets	$34	$404	$1,619	$510	$3,159	$(3,893)	$1,833
Long-term assets	4,354	248	-	19,969	28,524	(24,838)	28,257
Current liabilities	42	7	172	3,745	2,286	(3,893)	2,359
Long-term liabilities	-	-	1,442	467	12,745	(649)	14,005
Participating non-controlling
interests - in operating
subsidiaries	-	-	-	-	6,140	-	6,140
Participating non-controlling
interests -in a holding subsidiary
- Redeemable/Exchangeable
units held by Brookfield	-	-	-	2,609	-	-	2,609
Preferred equity	-	589	-	-	-	-	589
Preferred limited partners' equity	707	-	-	718	-	(718)	707
As at December 31, 2017:
Current assets	$32	$412	$1,691	$525	$2,816	$(3,810)	$1,666
Long-term assets	4,483	262	-	20,142	29,508	(25,157)	29,238
Current liabilities	43	7	180	3,024	3,071	(3,811)	2,514
Long-term liabilities	-	-	1,505	693	12,670	(760)	14,108
Participating non-controlling
interests - in operating
subsidiaries	-	-	-	-	6,298	-	6,298
Participating non-controlling
interests -in a holding subsidiary
- Redeemable/Exchangeable
units held by Brookfield	-	-	-	2,843	-	-	2,843
Preferred equity	-	616	-	-	-	-	616
Preferred limited partners' equity	511	-	-	516	-	(516)	511

  Includes investments in subsidiaries under the equity method.
  Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc. and Brookfield BRP Europe Holdings Limited, together the “Holding Entities”.
  Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco and the Holding Entities.
  Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.

							Brookfield
	Brookfield	BRP		Holding	Other	Consolidating	Renewable
(MILLIONS)	Renewable(1)	Equity	Finco	Entities(1)(2)	Subsidiaries(1)(3)	adjustments(4)	consolidated
For the year ended
December 31, 2017
Revenues	$-	$-	$-	$-	$2,625	$-	$2,625
Net income (loss)	(4)	10	(1)	(435)	631	(150)	51
For the year ended
December 31, 2016
Revenues	$-	$-	$-	$1	$2,451	$-	$2,452
Net income (loss)	(20)	-	(1)	(100)	558	(397)	40
For the year ended
December 31, 2015
Revenues	$-	$-	$-	$8	$1,620	$-	$1,628
Net income (loss)	2	-	(1)	(42)	235	(91)	103

  Includes investments in subsidiaries under the equity method.
  Includes the Holding Entities.
  Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco, and the Holding Entities.
  Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.

See Note 8 – Long-term debt and credit facilities for additional details regarding the medium-term corporate notes issued by Finco. See Note 9 – Non-controlling interests for additional details regarding Class A Preference Shares issued by BRP Equity.